Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Changes in Liabilities Arising from Financing Activities

	Contingent consideration	Lease liability	Bank loan	Novartis Loan Note	Warrant liability	Deferred cash consideration	Loan Notes – private placement	Other	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
Carrying value at January 1, 2020	354	11,904	20,512	—	131	1,654	—	44	34,599
Settled during the year	(354)	—	(23,412)	—	(127)	—	—	—	(23,893)
Financing cash flows	—	(2,086)	—	2,758	—	—	36,330	18	37,020
Issuance of warrants	—	—	—	—	4,080	—	—	—	4,080
Interest expense	—	1,085	2,900	438	—	—	1,803	—	6,226
Lease modification	—	(9,547)	—	—	—	—	—	—	(9,547)
Changes in fair values	—	—	—	—	46,691	(129)	63,158	—	109,720
Changes in foreign exchange	—	438	—	—	—	—	—	—	438
Reclassified to equity	—	—	—	—	—	—	(88,345)	—	(88,345)

Carrying value at December 31, 2020	—	1,794	—	3,196	50,775	1,525	12,946	62	70,298

Financing cash flows	—	(692)	—	—	—	—	—	—	(692)
Non-cash changes
Settled during the year	—	—	—	—	(2,400)	—	(5,307)	—	(7,707)
Interest expense	—	230	—	575	—	206	2,974	18	4,003
Lease addition	—	910	—	—	—	—	—	—	910
Lease modification	—	163	—	—	—	—	—	—	163
Changes in fair values	—	—	—	—	(40,039)	2,373	—	—	(37,666)
Changes in foreign exchange	—	(29)	—	—	—	19	—	—	(10)

Carrying value at December 31, 2021	—	2,376	—	3,771	8,336	4,123	10,613	80	29,299